Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ALGER FUNDS II
Entity Central Index Key	0000092751
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000206605 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Spectra Fund
Class Name	Class Z
Trading Symbol	ASPZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Spectra Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Spectra Fund (Class Z / ASPZX)	$147	1.18%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Spectra Fund Class Z returned 49.30% for the fiscal twelve-month period ended October 31, 2025, compared to the 29.59% return of the Russell 3000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Health Care.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, NVIDIA Corp., AppLovin Corp., Microsoft Corp., Nebius Group N.V., and Amazon.com, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Materials and Real Estate sectors were the largest detractors from relative performance. Regarding individual positions, James Hardie Industries PLC, Coherent Corp., Eli Lilly & Co., Block, Inc., and Micron Technology, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stcoks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF  $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Spectra Fund Class Z	49.30%	17.27%	17.17%
Russell 3000 Growth Index	29.59%	18.59%	17.71%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 4,571,527,517
Holdings Count | Holding	70	[1]
Advisory Fees Paid, Amount	$ 31,352,077
Investment Company Portfolio Turnover	51.13%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$4,571,527,517
Total number of portfolio holdings[1]	70
Portfolio turnover rate	51.13%
Total advisory fees paid	$31,352,077
Long portfolio exposure	109.6%
Short portfolio exposure	(9.5)%
Net portfolio exposure	100.1%
Other net assets	(0.1)%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds and securities sold short.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	15.0%
Consumer Discretionary	14.1%
Consumer Staples	(0.3)%
Energy	0.7%
Financials	3.3%
Health Care	6.1%
Industrials	5.3%
Information Technology	55.0%
Market Indices	(2.9)%
Materials	0.5%
Utilities	3.3%
Short-Term Investments and Other Net Assets	(0.1)%
100.0%
†	Based on net assets

C000095102 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Spectra Fund
Class Name	Class Y
Trading Symbol	ASPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Spectra Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Spectra Fund (Class Y / ASPYX)	$140	1.12%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Spectra Fund Class Y returned 49.43% for the fiscal twelve-month period ended October 31, 2025, compared to the 29.59% return of the Russell 3000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Health Care.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, NVIDIA Corp., AppLovin Corp., Microsoft Corp., Nebius Group N.V., and Amazon.com, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Materials and Real Estate sectors were the largest detractors from relative performance. Regarding individual positions, James Hardie Industries PLC, Coherent Corp., Eli Lilly & Co., Block, Inc., and Micron Technology, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stcoks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Y shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF  $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	Since Inception 12/3/18
Alger Spectra Fund Class Y	49.43%	17.34%	19.12%
Russell 3000 Growth Index	29.59%	18.59%	19.43%
S&P 500 Index	21.45%	17.64%	15.70%

Performance Inception Date	Dec. 03, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 4,571,527,517
Holdings Count | Holding	70	[2]
Advisory Fees Paid, Amount	$ 31,352,077
Investment Company Portfolio Turnover	51.13%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$4,571,527,517
Total number of portfolio holdings[1]	70
Portfolio turnover rate	51.13%
Total advisory fees paid	$31,352,077
Long portfolio exposure	109.6%
Short portfolio exposure	(9.5)%
Net portfolio exposure	100.1%
Other net assets	(0.1)%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds and securities sold short.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	15.0%
Consumer Discretionary	14.1%
Consumer Staples	(0.3)%
Energy	0.7%
Financials	3.3%
Health Care	6.1%
Industrials	5.3%
Information Technology	55.0%
Market Indices	(2.9)%
Materials	0.5%
Utilities	3.3%
Short-Term Investments and Other Net Assets	(0.1)%
100.0%
†	Based on net assets

C000068368 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Spectra Fund
Class Name	Class I
Trading Symbol	ASPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Spectra Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Spectra Fund (Class I / ASPIX)	$192	1.54%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Spectra Fund Class I returned 48.79% for the fiscal twelve-month period ended October 31, 2025, compared to the 29.59% return of the Russell 3000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Health Care.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, NVIDIA Corp., AppLovin Corp., Microsoft Corp., Nebius Group N.V., and Amazon.com, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Materials and Real Estate sectors were the largest detractors from relative performance. Regarding individual positions, James Hardie Industries PLC, Coherent Corp., Eli Lilly & Co., Block, Inc., and Micron Technology, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stcoks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Spectra Fund Class I	48.79%	16.89%	16.80%
Russell 3000 Growth Index	29.59%	18.59%	17.71%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 4,571,527,517
Holdings Count | Holding	70	[3]
Advisory Fees Paid, Amount	$ 31,352,077
Investment Company Portfolio Turnover	51.13%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$4,571,527,517
Total number of portfolio holdings[1]	70
Portfolio turnover rate	51.13%
Total advisory fees paid	$31,352,077
Long portfolio exposure	109.6%
Short portfolio exposure	(9.5)%
Net portfolio exposure	100.1%
Other net assets	(0.1)%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds and securities sold short.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	15.0%
Consumer Discretionary	14.1%
Consumer Staples	(0.3)%
Energy	0.7%
Financials	3.3%
Health Care	6.1%
Industrials	5.3%
Information Technology	55.0%
Market Indices	(2.9)%
Materials	0.5%
Utilities	3.3%
Short-Term Investments and Other Net Assets	(0.1)%
100.0%
†	Based on net assets

C000068367 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Spectra Fund
Class Name	Class C
Trading Symbol	ASPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Spectra Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Spectra Fund (Class C / ASPCX)	$285	2.30%

Expenses Paid, Amount	$ 285
Expense Ratio, Percent	2.30%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Spectra Fund Class C, excluding contingent deferred sales charges, returned 47.62% for the fiscal twelve-month period ended October 31, 2025, compared to the 29.59% return of the Russell 3000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Health Care.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, NVIDIA Corp., AppLovin Corp., Microsoft Corp., Nebius Group N.V., and Amazon.com, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Materials and Real Estate sectors were the largest detractors from relative performance. Regarding individual positions, James Hardie Industries PLC, Coherent Corp., Eli Lilly & Co., Block, Inc., and Micron Technology, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stcoks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Spectra Fund Class C	46.62%	16.00%	16.08%
Alger Spectra Fund Class C—excluding contingent deferred sales charges	47.62%	16.00%	16.08%
Russell 3000 Growth Index	29.59%	18.59%	17.71%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 4,571,527,517
Holdings Count | Holding	70	[4]
Advisory Fees Paid, Amount	$ 31,352,077
Investment Company Portfolio Turnover	51.13%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$4,571,527,517
Total number of portfolio holdings[1]	70
Portfolio turnover rate	51.13%
Total advisory fees paid	$31,352,077
Long portfolio exposure	109.6%
Short portfolio exposure	(9.5)%
Net portfolio exposure	100.1%
Other net assets	(0.1)%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds and securities sold short.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	15.0%
Consumer Discretionary	14.1%
Consumer Staples	(0.3)%
Energy	0.7%
Financials	3.3%
Health Care	6.1%
Industrials	5.3%
Information Technology	55.0%
Market Indices	(2.9)%
Materials	0.5%
Utilities	3.3%
Short-Term Investments and Other Net Assets	(0.1)%
100.0%
†	Based on net assets

C000024978 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Spectra Fund
Class Name	Class A
Trading Symbol	SPECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Spectra Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Spectra Fund (Class A / SPECX)	$190	1.53%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Spectra Fund Class A, excluding sales load, returned 48.79% for the fiscal twelve-month period ended October 31, 2025, compared to the 29.59% return of the Russell 3000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Health Care.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, NVIDIA Corp., AppLovin Corp., Microsoft Corp., Nebius Group N.V., and Amazon.com, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Materials and Real Estate sectors were the largest detractors from relative performance. Regarding individual positions, James Hardie Industries PLC, Coherent Corp., Eli Lilly & Co., Block, Inc., and Micron Technology, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stcoks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Spectra Fund Class A	40.99%	15.63%	16.17%
Alger Spectra Fund Class A—excluding sales load	48.79%	16.89%	16.79%
Russell 3000 Growth Index	29.59%	18.59%	17.71%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 4,571,527,517
Holdings Count | Holding	70	[5]
Advisory Fees Paid, Amount	$ 31,352,077
Investment Company Portfolio Turnover	51.13%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$4,571,527,517
Total number of portfolio holdings[1]	70
Portfolio turnover rate	51.13%
Total advisory fees paid	$31,352,077
Long portfolio exposure	109.6%
Short portfolio exposure	(9.5)%
Net portfolio exposure	100.1%
Other net assets	(0.1)%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds and securities sold short.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	15.0%
Consumer Discretionary	14.1%
Consumer Staples	(0.3)%
Energy	0.7%
Financials	3.3%
Health Care	6.1%
Industrials	5.3%
Information Technology	55.0%
Market Indices	(2.9)%
Materials	0.5%
Utilities	3.3%
Short-Term Investments and Other Net Assets	(0.1)%
100.0%
†	Based on net assets

C000039961 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Responsible Investing Fund
Class Name	Class A
Trading Symbol	SPEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Responsible Investing Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Responsible Investing Fund (Class A / SPEGX)	$127	1.10%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Responsible Investing Fund Class A, excluding sales load, returned 30.52% for the fiscal twelve-month period ended October 31, 2025, compared to the 30.53% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Communication Services.
Contributors to Performance
The Information Technology and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, NVIDIA Corp., Microsoft Corp., AppLovin Corp., Amazon.com, Inc., and Alphabet Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Consumer Discretionary were the largest detractors from relative performance. Regarding individual positions, Adobe Inc., UnitedHealth Group Inc., Vaxcyte, Inc., Tetra Tech, Inc., and James Hardie Industries PLC were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Responsible Investing Fund Class A	23.68%	14.73%	14.99%
Alger Responsible Investing Fund Class A—excluding sales load	30.52%	15.97%	15.62%
Russell 1000 Growth Index	30.53%	19.24%	18.28%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 108,144,972
Holdings Count | Holding	55	[6]
Advisory Fees Paid, Amount	$ 655,672
Investment Company Portfolio Turnover	8.97%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$108,144,972
Total number of portfolio holdings[1]	55
Portfolio turnover rate	8.97%
Total advisory fees paid	$655,672
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	10.7%
Consumer Discretionary	11.9%
Consumer Staples	0.7%
Financials	6.2%
Health Care	3.6%
Industrials	6.2%
Information Technology	53.9%
Materials	0.6%
Real Estate	1.2%
Utilities	1.4%
Short-Term Investments and Other Net Assets	3.6%
100.0%
†	Based on net assets

C000068369 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Responsible Investing Fund
Class Name	Class C
Trading Symbol	AGFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Responsible Investing Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Responsible Investing Fund (Class C / AGFCX)	$233	2.03%

Expenses Paid, Amount	$ 233
Expense Ratio, Percent	2.03%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Responsible Investing Fund Class C, excluding contingent deferred sales charges, returned 29.27% for the fiscal twelve-month period ended October 31, 2025, compared to the 30.53% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Communication Services.
Contributors to Performance
The Information Technology and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, NVIDIA Corp., Microsoft Corp., AppLovin Corp., Amazon.com, Inc., and Alphabet Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Consumer Discretionary were the largest detractors from relative performance. Regarding individual positions, Adobe Inc., UnitedHealth Group Inc., Vaxcyte, Inc., Tetra Tech, Inc., and James Hardie Industries PLC were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Responsible Investing Fund Class C	28.27%	15.03%	14.90%
Alger Responsible Investing Fund Class C—excluding contingent deferred sales charges	29.27%	15.03%	14.90%
Russell 1000 Growth Index	30.53%	19.24%	18.28%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 108,144,972
Holdings Count | Holding	55	[7]
Advisory Fees Paid, Amount	$ 655,672
Investment Company Portfolio Turnover	8.97%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$108,144,972
Total number of portfolio holdings[1]	55
Portfolio turnover rate	8.97%
Total advisory fees paid	$655,672
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	10.7%
Consumer Discretionary	11.9%
Consumer Staples	0.7%
Financials	6.2%
Health Care	3.6%
Industrials	6.2%
Information Technology	53.9%
Materials	0.6%
Real Estate	1.2%
Utilities	1.4%
Short-Term Investments and Other Net Assets	3.6%
100.0%
†	Based on net assets

C000068370 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Responsible Investing Fund
Class Name	Class I
Trading Symbol	AGIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Responsible Investing Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Responsible Investing Fund (Class I / AGIFX)	$127	1.10%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Responsible Investing Fund Class I returned 30.49% for the fiscal twelve-month period ended October 31, 2025, compared to the 30.53% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Communication Services.
Contributors to Performance
The Information Technology and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, NVIDIA Corp., Microsoft Corp., AppLovin Corp., Amazon.com, Inc., and Alphabet Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Consumer Discretionary were the largest detractors from relative performance. Regarding individual positions, Adobe Inc., UnitedHealth Group Inc., Vaxcyte, Inc., Tetra Tech, Inc., and James Hardie Industries PLC were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Responsible Investing Fund Class I	30.49%	15.96%	15.61%
Russell 1000 Growth Index	30.53%	19.24%	18.28%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 108,144,972
Holdings Count | Holding	55	[8]
Advisory Fees Paid, Amount	$ 655,672
Investment Company Portfolio Turnover	8.97%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$108,144,972
Total number of portfolio holdings[1]	55
Portfolio turnover rate	8.97%
Total advisory fees paid	$655,672
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	10.7%
Consumer Discretionary	11.9%
Consumer Staples	0.7%
Financials	6.2%
Health Care	3.6%
Industrials	6.2%
Information Technology	53.9%
Materials	0.6%
Real Estate	1.2%
Utilities	1.4%
Short-Term Investments and Other Net Assets	3.6%
100.0%
†	Based on net assets

C000174226 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Responsible Investing Fund
Class Name	Class Z
Trading Symbol	ALGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Responsible Investing Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Responsible Investing Fund (Class Z / ALGZX)	$107	0.93%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Responsible Investing Fund Class Z returned 30.72% for the fiscal twelve-month period ended October 31, 2025, compared to the 30.53% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Communication Services.
Contributors to Performance
The Information Technology and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, NVIDIA Corp., Microsoft Corp., AppLovin Corp., Amazon.com, Inc., and Alphabet Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Consumer Discretionary were the largest detractors from relative performance. Regarding individual positions, Adobe Inc., UnitedHealth Group Inc., Vaxcyte, Inc., Tetra Tech, Inc., and James Hardie Industries PLC were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Z shares of the Fund. The graph assumes a $ 500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	Since Inception 10/14/16
Alger Responsible Investing Fund Class Z	30.72%	16.32%	17.86%
Russell 1000 Growth Index	30.53%	19.24%	20.01%
S&P 500 Index	21.45%	17.64%	15.70%

Performance Inception Date	Oct. 14, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 108,144,972
Holdings Count | Holding	55	[9]
Advisory Fees Paid, Amount	$ 655,672
Investment Company Portfolio Turnover	8.97%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$108,144,972
Total number of portfolio holdings[1]	55
Portfolio turnover rate	8.97%
Total advisory fees paid	$655,672
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	10.7%
Consumer Discretionary	11.9%
Consumer Staples	0.7%
Financials	6.2%
Health Care	3.6%
Industrials	6.2%
Information Technology	53.9%
Materials	0.6%
Real Estate	1.2%
Utilities	1.4%
Short-Term Investments and Other Net Assets	3.6%
100.0%
†	Based on net assets

C000095104 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Dynamic Opportunities Fund
Class Name	Class Z
Trading Symbol	ADOZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Dynamic Opportunities Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Dynamic Opportunities Fund (Class Z / ADOZX)	$182	1.69%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Dynamic Opportunities Fund Class Z returned 15.34% for the fiscal twelve-month period ended October 31, 2025, compared to the 21.45% return of the S&P 500 Index and the 16.48% return of the HFRI Equity Hedge (Total) Index. During the reporting period, the average allocation to long positions was 81.37% and the average allocation to short positions was -31.46%. The Fund’s average cash allocation, which includes short sale proceeds, was 50.10%.
Based on the net exposure of long and short positions, the Information Technology and Industrials sectors were the largest sector weightings for the reporting period. Industrials was the largest sector overweight and the Information Technology sector was the largest underweight. In aggregate, long positions positively contributed to both absolute and relative performance, while short positions detracted from both.
Contributors to Performance
Based on the net exposure of long and short positions, the Health Care and Utilities sectors provided the largest contributions to relative performance. Regarding individual positions, AppLovin Corp., Nebius Group N.V., Astera Labs, Inc., NVIDIA Corp., and Talen Energy Corp., were the top five contributors to absolute performance.
Detractors from Performance
Based on the net exposure of short and long positions, the Consumer Discretionary and Financials sectors were the largest detractors from relative performance. Regarding long positions, Impulse Dynamics Plc, Marvell Technology, Inc., Tandem Diabetes Care, Inc., UnitedHealth Group Inc., and Semtech Corp., were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Dynamic Opportunities Fund Class Z	15.34%	6.76%	9.18%
HFRI Equity Hedge (Total) Index	16.48%	10.35%	7.70%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 228,640,961
Holdings Count | Holding	119	[10]
Advisory Fees Paid, Amount	$ 2,509,108
Investment Company Portfolio Turnover	376.53%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$228,640,961
Total number of portfolio holdings[1]	119
Portfolio turnover rate	376.53%
Total advisory fees paid	$2,509,108
Long portfolio exposure	91.9%
Short portfolio exposure	(35.3)%
Net portfolio exposure	56.6%
Other net assets	43.4%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds, securities sold short, and derivatives.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	16.3%
Consumer Discretionary	0.1%
Consumer Staples	(1.8)%
Energy	0.4%
Financials	0.2%
Health Care	14.1%
Industrials	5.3%
Information Technology	12.5%
Materials	(0.6)%
Real Estate	0.8%
Utilities	1.2%
Short-Term Investments, Derivatives and Other Net Assets	51.5%
100.0%
†	Based on net assets

C000098121 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Dynamic Opportunities Fund
Class Name	Class C
Trading Symbol	ADOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Dynamic Opportunities Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Dynamic Opportunities Fund (Class C / ADOCX)	$298	2.78%

Expenses Paid, Amount	$ 298
Expense Ratio, Percent	2.78%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Dynamic Opportunities Fund Class C, excluding contingent deferred sales charges, returned 14.11% for the fiscal twelve-month period ended October 31, 2025, compared to the 21.45% return of the S&P 500 Index and the 16.48% return of the HFRI Equity Hedge (Total) Index. During the reporting period, the average allocation to long positions was 81.37% and the average allocation to short positions was -31.46%. The Fund’s average cash allocation, which includes short sale proceeds, was 50.10%.
Based on the net exposure of long and short positions, the Information Technology and Industrials sectors were the largest sector weightings for the reporting period. Industrials was the largest sector overweight and the Information Technology sector was the largest underweight. In aggregate, long positions positively contributed to both absolute and relative performance, while short positions detracted from both.
Contributors to Performance
Based on the net exposure of long and short positions, the Health Care and Utilities sectors provided the largest contributions to relative performance. Regarding individual positions, AppLovin Corp., Nebius Group N.V., Astera Labs, Inc., NVIDIA Corp., and Talen Energy Corp., were the top five contributors to absolute performance.
Detractors from Performance
Based on the net exposure of short and long positions, the Consumer Discretionary and Financials sectors were the largest detractors from relative performance. Regarding long positions, Impulse Dynamics Plc, Marvell Technology, Inc., Tandem Diabetes Care, Inc., UnitedHealth Group Inc., and Semtech Corp., were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Dynamic Opportunities Fund Class C	13.11%	5.65%	8.20%
Alger Dynamic Opportunities Fund Class C—excluding contingent deferred sales charge	14.11%	5.65%	8.20%
HFRI Equity Hedge (Total) Index	16.48%	10.35%	7.70%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 228,640,961
Holdings Count | Holding	119	[11]
Advisory Fees Paid, Amount	$ 2,509,108
Investment Company Portfolio Turnover	376.53%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$228,640,961
Total number of portfolio holdings[1]	119
Portfolio turnover rate	376.53%
Total advisory fees paid	$2,509,108
Long portfolio exposure	91.9%
Short portfolio exposure	(35.3)%
Net portfolio exposure	56.6%
Other net assets	43.4%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds, securities sold short, and derivatives.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	16.3%
Consumer Discretionary	0.1%
Consumer Staples	(1.8)%
Energy	0.4%
Financials	0.2%
Health Care	14.1%
Industrials	5.3%
Information Technology	12.5%
Materials	(0.6)%
Real Estate	0.8%
Utilities	1.2%
Short-Term Investments, Derivatives and Other Net Assets	51.5%
100.0%
†	Based on net assets

C000078761 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Dynamic Opportunities Fund
Class Name	Class A
Trading Symbol	SPEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Dynamic Opportunities Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Dynamic Opportunities Fund (Class A / SPEDX)	$215	2.00%

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Dynamic Opportunities Fund Class A, excluding sales load, returned 14.99% for the fiscal twelve-month period ended October 31, 2025, compared to the 21.45% return of the S&P 500 Index and the 16.48% return of the HFRI Equity Hedge (Total) Index. During the reporting period, the average allocation to long positions was 81.37% and the average allocation to short positions was -31.46%. The Fund’s average cash allocation, which includes short sale proceeds, was 50.10%.
Based on the net exposure of long and short positions, the Information Technology and Industrials sectors were the largest sector weightings for the reporting period. Industrials was the largest sector overweight and the Information Technology sector was the largest underweight. In aggregate, long positions positively contributed to both absolute and relative performance, while short positions detracted from both.
Contributors to Performance
Based on the net exposure of long and short positions, the Health Care and Utilities sectors provided the largest contributions to relative performance. Regarding individual positions, AppLovin Corp., Nebius Group N.V., Astera Labs, Inc., NVIDIA Corp., and Talen Energy Corp., were the top five contributors to absolute performance.
Detractors from Performance
Based on the net exposure of short and long positions, the Consumer Discretionary and Financials sectors were the largest detractors from relative performance. Regarding long positions, Impulse Dynamics Plc, Marvell Technology, Inc., Tandem Diabetes Care, Inc., UnitedHealth Group Inc., and Semtech Corp., were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Dynamic Opportunities Fund Class A	8.94%	5.32%	8.28%
Alger Dynamic Opportunities Fund Class A—excluding sales load	14.99%	6.46%	8.87%
HFRI Equity Hedge (Total) Index	16.48%	10.35%	7.70%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 228,640,961
Holdings Count | Holding	119	[12]
Advisory Fees Paid, Amount	$ 2,509,108
Investment Company Portfolio Turnover	376.53%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$228,640,961
Total number of portfolio holdings[1]	119
Portfolio turnover rate	376.53%
Total advisory fees paid	$2,509,108
Long portfolio exposure	91.9%
Short portfolio exposure	(35.3)%
Net portfolio exposure	56.6%
Other net assets	43.4%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds, securities sold short, and derivatives.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	16.3%
Consumer Discretionary	0.1%
Consumer Staples	(1.8)%
Energy	0.4%
Financials	0.2%
Health Care	14.1%
Industrials	5.3%
Information Technology	12.5%
Materials	(0.6)%
Real Estate	0.8%
Utilities	1.2%
Short-Term Investments, Derivatives and Other Net Assets	51.5%
100.0%
†	Based on net assets

C000095099 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Emerging Markets Fund
Class Name	Class A
Trading Symbol	AAEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Emerging Markets Fund (Class A / AAEMX)	$170	1.55%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Emerging Markets Fund Class A, excluding sales load, returned 19.42% for the fiscal twelve-month period ended October 31, 2025, compared to the 28.69% return of the MSCI Emerging Markets Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Industrials and the largest sector underweight was Financials.
Contributors to Performance
The Industrials and Consumer Staples sectors were the largest contributors to relative performance. Regarding individual positions, Taiwan Semiconductor Manufacturing Co., Ltd., NAURA Technology Group Co., Ltd., SK hynix Inc., Tencent Holdings Ltd., and Metlen Energy & Metals S.A. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Materials sectors were the largest detractors from relative performance. Regarding individual positions, Meituan, JSW Energy Ltd., Capitec Bank Holdings Ltd., and Proya Cosmetics Co., Ltd. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Monetary Policy Easing Cycle	Positive	Several emerging market central banks resumed easing monetary policy; notably, Mexico reduced its policy rate by an additional 50 basis points in March 2025 to 9%, signaling potential further easing and supporting equity valuations in rate-sensitive industries.
Rising AI Semiconductor Demand	Positive	Strong equity market performance in Taiwan and Korea was driven by robust artificial intelligence computing demand. Semiconductor suppliers also benefited from rising AI capital expenditure plans from major U.S. technology companies.
Aggressive Reciprocal Tariffs	Negative	Broad reciprocal tariffs introduced by the U.S. in early April 2025 triggered retaliatory threats, elevating concerns over a prolonged trade conflict that could hamper emerging-market exports to the U.S.
China’s Ongoing Property Sector Weakness	Negative	China's property sector remained weak in early 2025, evidenced by contracting investment and home sales, negatively influencing growth expectations and investor sentiment toward equities with mainland exposure.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Emerging Markets Fund Class A	13.18%	1.73%	5.18%
Alger Emerging Markets Fund Class A—excluding sales load	19.42%	2.83%	5.75%
MSCI Emerging Markets Index	28.69%	7.95%	8.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 19,435,293
Holdings Count | Holding	41	[13]
Advisory Fees Paid, Amount	$ 131,771
Investment Company Portfolio Turnover	52.39%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$19,435,293
Total number of portfolio holdings[1]	41
Portfolio turnover rate	52.39%
Total advisory fees paid	$131,771
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Geographical Allocation †
Argentina	1.5%
Brazil	8.9%
China	19.7%
Greece	5.2%
Hungary	2.5%
India	13.2%
Indonesia	1.9%
Mexico	3.8%
Peru	2.0%
Philippines	2.2%
Saudi Arabia	1.2%
Singapore	3.5%
South Africa	1.4%
South Korea	11.4%
Taiwan	14.3%
United Arab Emirates	2.1%
United Kingdom	1.0%
United States	4.6%
Short-Term Investments and Net Other Assets	(0.4)%
100.0%
†	Based on net assets

C000095100 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Emerging Markets Fund
Class Name	Class C
Trading Symbol	ACEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Emerging Markets Fund (Class C / ACEMX)	$251	2.30%

Expenses Paid, Amount	$ 251
Expense Ratio, Percent	2.30%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Emerging Markets Fund Class C, excluding contingent deferred sales charges, returned 18.53% for the fiscal twelve-month period ended October 31, 2025, compared to the 28.69% return of the MSCI Emerging Markets Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Industrials and the largest sector underweight was Financials.
Contributors to Performance
The Industrials and Consumer Staples sectors were the largest contributors to relative performance. Regarding individual positions, Taiwan Semiconductor Manufacturing Co., Ltd., NAURA Technology Group Co., Ltd., SK hynix Inc., Tencent Holdings Ltd., and Metlen Energy & Metals S.A. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Materials sectors were the largest detractors from relative performance. Regarding individual positions, Meituan, JSW Energy Ltd., Capitec Bank Holdings Ltd., and Proya Cosmetics Co., Ltd. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Monetary Policy Easing Cycle	Positive	Several emerging market central banks resumed easing monetary policy; notably, Mexico reduced its policy rate by an additional 50 basis points in March 2025 to 9%, signaling potential further easing and supporting equity valuations in rate-sensitive industries.
Rising AI Semiconductor Demand	Positive	Strong equity market performance in Taiwan and Korea was driven by robust artificial intelligence computing demand. Semiconductor suppliers also benefited from rising AI capital expenditure plans from major U.S. technology companies.
Aggressive Reciprocal Tariffs	Negative	Broad reciprocal tariffs introduced by the U.S. in early April 2025 triggered retaliatory threats, elevating concerns over a prolonged trade conflict that could hamper emerging-market exports to the U.S.
China’s Ongoing Property Sector Weakness	Negative	China's property sector remained weak in early 2025, evidenced by contracting investment and home sales, negatively influencing growth expectations and investor sentiment toward equities with mainland exposure.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Emerging Markets Fund Class C	17.53%	2.05%	5.10%
Alger Emerging Markets Fund Class C—excluding contingent deferred sales charges	18.53%	2.05%	5.10%
MSCI Emerging Markets Index	28.69%	7.95%	8.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 19,435,293
Holdings Count | Holding	41	[14]
Advisory Fees Paid, Amount	$ 131,771
Investment Company Portfolio Turnover	52.39%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$19,435,293
Total number of portfolio holdings[1]	41
Portfolio turnover rate	52.39%
Total advisory fees paid	$131,771
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Geographical Allocation †
Argentina	1.5%
Brazil	8.9%
China	19.7%
Greece	5.2%
Hungary	2.5%
India	13.2%
Indonesia	1.9%
Mexico	3.8%
Peru	2.0%
Philippines	2.2%
Saudi Arabia	1.2%
Singapore	3.5%
South Africa	1.4%
South Korea	11.4%
Taiwan	14.3%
United Arab Emirates	2.1%
United Kingdom	1.0%
United States	4.6%
Short-Term Investments and Net Other Assets	(0.4)%
100.0%
†	Based on net assets

C000095101 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Emerging Markets Fund
Class Name	Class I
Trading Symbol	AIEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Emerging Markets Fund (Class I / AIEMX)	$159	1.45%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Emerging Markets Fund Class I returned 19.50% for the fiscal twelve-month period ended October 31, 2025, compared to the 28.69% return of the MSCI Emerging Markets Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Industrials and the largest sector underweight was Financials.
Contributors to Performance
The Industrials and Consumer Staples sectors were the largest contributors to relative performance. Regarding individual positions, Taiwan Semiconductor Manufacturing Co., Ltd., NAURA Technology Group Co., Ltd., SK hynix Inc., Tencent Holdings Ltd., and Metlen Energy & Metals S.A. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Materials sectors were the largest detractors from relative performance. Regarding individual positions, Meituan, JSW Energy Ltd., Capitec Bank Holdings Ltd., and Proya Cosmetics Co., Ltd. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Monetary Policy Easing Cycle	Positive	Several emerging market central banks resumed easing monetary policy; notably, Mexico reduced its policy rate by an additional 50 basis points in March 2025 to 9%, signaling potential further easing and supporting equity valuations in rate-sensitive industries.
Rising AI Semiconductor Demand	Positive	Strong equity market performance in Taiwan and Korea was driven by robust artificial intelligence computing demand. Semiconductor suppliers also benefited from rising AI capital expenditure plans from major U.S. technology companies.
Aggressive Reciprocal Tariffs	Negative	Broad reciprocal tariffs introduced by the U.S. in early April 2025 triggered retaliatory threats, elevating concerns over a prolonged trade conflict that could hamper emerging-market exports to the U.S.
China’s Ongoing Property Sector Weakness	Negative	China's property sector remained weak in early 2025, evidenced by contracting investment and home sales, negatively influencing growth expectations and investor sentiment toward equities with mainland exposure.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Emerging Markets Fund Class I	19.50%	2.93%	5.81%
MSCI Emerging Markets Index	28.69%	7.95%	8.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 19,435,293
Holdings Count | Holding	41	[15]
Advisory Fees Paid, Amount	$ 131,771
Investment Company Portfolio Turnover	52.39%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$19,435,293
Total number of portfolio holdings[1]	41
Portfolio turnover rate	52.39%
Total advisory fees paid	$131,771
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Geographical Allocation †
Argentina	1.5%
Brazil	8.9%
China	19.7%
Greece	5.2%
Hungary	2.5%
India	13.2%
Indonesia	1.9%
Mexico	3.8%
Peru	2.0%
Philippines	2.2%
Saudi Arabia	1.2%
Singapore	3.5%
South Africa	1.4%
South Korea	11.4%
Taiwan	14.3%
United Arab Emirates	2.1%
United Kingdom	1.0%
United States	4.6%
Short-Term Investments and Net Other Assets	(0.4)%
100.0%
†	Based on net assets

C000138115 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Emerging Markets Fund
Class Name	Class Z
Trading Symbol	AZEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Emerging Markets Fund (Class Z / AZEMX)	$109	0.99%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Emerging Markets Fund Class Z returned 20.12% for the fiscal twelve-month period ended October 31, 2025, compared to the 28.69% return of the MSCI Emerging Markets Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Industrials and the largest sector underweight was Financials.
Contributors to Performance
The Industrials and Consumer Staples sectors were the largest contributors to relative performance. Regarding individual positions, Taiwan Semiconductor Manufacturing Co., Ltd., NAURA Technology Group Co., Ltd., SK hynix Inc., Tencent Holdings Ltd., and Metlen Energy & Metals S.A. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Materials sectors were the largest detractors from relative performance. Regarding individual positions, Meituan, JSW Energy Ltd., Capitec Bank Holdings Ltd., and Proya Cosmetics Co., Ltd. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Monetary Policy Easing Cycle	Positive	Several emerging market central banks resumed easing monetary policy; notably, Mexico reduced its policy rate by an additional 50 basis points in March 2025 to 9%, signaling potential further easing and supporting equity valuations in rate-sensitive industries.
Rising AI Semiconductor Demand	Positive	Strong equity market performance in Taiwan and Korea was driven by robust artificial intelligence computing demand. Semiconductor suppliers also benefited from rising AI capital expenditure plans from major U.S. technology companies.
Aggressive Reciprocal Tariffs	Negative	Broad reciprocal tariffs introduced by the U.S. in early April 2025 triggered retaliatory threats, elevating concerns over a prolonged trade conflict that could hamper emerging-market exports to the U.S.
China’s Ongoing Property Sector Weakness	Negative	China's property sector remained weak in early 2025, evidenced by contracting investment and home sales, negatively influencing growth expectations and investor sentiment toward equities with mainland exposure.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Emerging Markets Fund Class Z	20.12%	3.40%	6.27%
MSCI Emerging Markets Index	28.69%	7.95%	8.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 19,435,293
Holdings Count | Holding	41	[16]
Advisory Fees Paid, Amount	$ 131,771
Investment Company Portfolio Turnover	52.39%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$19,435,293
Total number of portfolio holdings[1]	41
Portfolio turnover rate	52.39%
Total advisory fees paid	$131,771
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Geographical Allocation †
Argentina	1.5%
Brazil	8.9%
China	19.7%
Greece	5.2%
Hungary	2.5%
India	13.2%
Indonesia	1.9%
Mexico	3.8%
Peru	2.0%
Philippines	2.2%
Saudi Arabia	1.2%
Singapore	3.5%
South Africa	1.4%
South Korea	11.4%
Taiwan	14.3%
United Arab Emirates	2.1%
United Kingdom	1.0%
United States	4.6%
Short-Term Investments and Net Other Assets	(0.4)%
100.0%
†	Based on net assets

[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds and securities sold short.
[2]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds and securities sold short.
[3]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds and securities sold short.
[4]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds and securities sold short.
[5]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds and securities sold short.
[6]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[7]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[8]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[9]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[10]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds, securities sold short, and derivatives.
[11]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds, securities sold short, and derivatives.
[12]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds, securities sold short, and derivatives.
[13]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[14]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[15]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[16]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.